Income Tax - Schedule of Reconciliation of the federal income tax rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit	22.20%	0.00%	4.80%
Derivative asset	36.70%		0.00%
Warrant liability	(3.80%)		0.00%
Stock-based compensation	(2.70%)		(4.50%)
Penalties	(0.10%)		(0.80%)
Other	(0.40%)		(0.20%)
Research and development tax credit - federal	5.90%		3.30%
Chang in fair value of warrant liabilities		12.20%
Transaction costs allocated to warrant liabilities		(2.40%)
Compensation expense—warrants		(5.50%)
Change in valuation allowance	(79.30%)	(25.30%)	(25.70%)
Income tax provision	(0.50%)	0.00%	(2.10%)